UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello             New York, NY          11/14/08
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          11
                                               -------------

Form 13F Information Table Value Total:         $390,054
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7          COLUMN 8

-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                          (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
CARNIVAL CORP                  PAIRED CTF      143658300     8,198    231,900 SH        SOLE                   231,900    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
ENTERGY CORP NEW               COM             29364G103    43,455    488,200 SH        SOLE                   488,200    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B      400506101    33,510  1,311,035 SH        SOLE                 1,311,035    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
INTERFACE INC                  CL A            458665106     3,411    300,000 SH        SOLE                   300,000    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
PRICELINE COM INC              COM NEW         741503403    24,580    359,200 SH        SOLE                   359,200    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
ROCKWOOD HLDGS INC             COM             774415103     1,878     73,200 SH        SOLE                    73,200    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
RYLAND GROUP INC               COM             783764103     9,571    360,900 SH        SOLE                   360,900    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
SUNCOR ENERGY INC              COM             867229106    19,321    458,500 SH        SOLE                   458,500    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
TARGET CORP                    COM             87612E106   102,760  2,095,000 SH        SOLE                 2,095,000    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
XTO ENERGY INC                 COM             98385X106   100,675  2,164,127 SH        SOLE                 2,164,127    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
UTI WORLDWIDE INC              ORD             G87210103    42,695  2,508,493 SH        SOLE                 2,508,493    0     0
-----------------------------  --------------  ---------  --------  --------- --- ---- ----------- ---------  ---------------------
